Long Term Investments - Schedule of Long Term Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Long Term Investment [Line Items]
Beginning Balance		$ 11,272,965	$ 30,764,195
Ending Balance			11,272,965		30,764,195
Additions					30,764,195
Share of gain in equity method investee			70,947
Decrease due to acquired			(19,497,104)
Impairment		(11,243,483)
Foreign currency translation adjustments		(29,482)	(65,073)
Equity investments accounted for using the equity method [Member]
Schedule of Long Term Investment [Line Items]
Beginning Balance	[1]		11,120,935
Ending Balance				[1]	11,120,935	[1]
Additions	[1]				11,120,935
Share of gain in equity method investee	[1]		70,947
Decrease due to acquired	[1]		(11,191,882)
Impairment
Foreign currency translation adjustments				[1]
Cost method investments without readily determinable fair value [Member]
Schedule of Long Term Investment [Line Items]
Beginning Balance	[2]	11,272,965	19,643,260
Ending Balance			11,272,965	[2]	19,643,260	[2]
Additions	[2]				$ 19,643,260
Share of gain in equity method investee	[2]
Decrease due to acquired	[2]		(8,305,222)
Impairment		(11,243,483)
Foreign currency translation adjustments		$ (29,482)	$ (65,073)	[2]

[1]

On June 28, 2022, the Company invested issued 4,155 (post-reverse stock split adjusted to 692) Class A ordinary shares (equivalent to $6,674,772) for 15% equity interest in Boxinrui International Holdings Limited (“Boxinrui”) in which the Group does not have significant influence and such investment do not have readily determinable fair values. On December 28, 2022, the Company further issued 11,521 (post-reverse stock split adjusted to 1,920) Class A ordinary shares (equivalent to $4,446,163) for 20% equity interest in Boxinrui. As a result, the Company considers it has significant influence on this investment based on its voting power. During the year ended December 31, 2023, the Company recorded shares of gain of $70,947.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Company agreed to further acquire 65% equity interest in Boxinrui (See note 3). After that, Boxinrui became a subsidiary of the Group.

[2]

During the year ended December 31, 2022, the Group invested $434,960 (RMB3.0 million) cash and issued 1,199 (post-reverse stock split adjusted to 199) Class A ordinary shares (equivalent to $1,844,377) for 5.0% equity interest in Shenzhen Chenbao Information service Co., Ltd. (“Chenbao”) in which the Group does not have significant influence and such investment does not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Chenbao, a full impairment loss of $2,184,781 was applied against the investment.

On January 20, 2022, the Group invested issued 3,571 (post-reverse stock split adjusted to 595) Class A ordinary shares (equivalent to $8,305,222) for 19.99% equity interest in SamartConn CO., Limited (“SamartConn”) in which the Group does not have significant influence and such investment does not have readily determinable fair values. On January 18, 2023, the Group purchased additional 31% equity of Smartconn (See note 3). After that, SamartConn became a subsidiary of the Group.

On November 1, 2022, the Group invested issued 11,564 (post-reverse stock split adjusted to 1,927) Class A ordinary shares (equivalent to $9,058,701) for 19% equity interest in DTI Group Limited (“DTI”) in which the Group does not have significant influence and such investment does not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in DTI, a full impairment loss of $9,058,702 was applied against the investment.

On January 1, 2022, the Group gained 5% equity interest in Guangzhou Xingsheng Information Technology Limited for $0 consideration, in which the Group does not have significant influence and such investment does not have readily determinable fair values. On July 5, 2024, the Group transferred these 5% equity interest to a third party for $0 consideration, due to no operation in Guangzhou Xingsheng Information Technology Limited.